Annual Total Returns - Fidelity Freedom 2065 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom 2065 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 28, 2019
Fidelity Freedom 2065 Fund
Bar Chart Table:
Annual Return 2020	18.05%
Annual Return 2021	16.49%